Non-cash Transactions	11 Months Ended
Jun. 06, 2011
Non-cash Transactions
Note 15	Non-cash Transactions

Investing and financing activities that do not have a direct impact on current cash flows are excluded from the statements of cash flows. However, the accrued Dividends Payable on the re-categorized Preferred Shares are included. During the Six month year to date Quarter ended June 30, 2011, the Company recognized preferred share dividends payable of $266,310 (for the same period during 2010: $256,819).

During the three month Second Quarter ended June 30, 2011, the Company recognized preferred share dividends payable of $144,646 (for the same period during 2010: $130,117).